Transition disclosures	12 Months Ended
Dec. 31, 2018
Transition disclosures
Transition disclosures

5.    Transition disclosures:

During the period ended December 31, 2018, Banco de Chile adopted IFRS 9 “Financial Instruments”, which replaces IAS 39 “Financial Instrument: Recognition and Measurement”.

The following information provides a detailed overview of the IFRS 9 transition effects as of January 1, 2018, including the reclassification of IAS 39 carrying amount to the new categories applicable under IFRS 9 and the recognition of the effect of replacing IAS 39’s incurred credit loss calculation with IFRS 9’s ECLs calculation.

(a)Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9.

	As of December 31, 2017		As of January 1, 2018
	IAS 39						IFRS 9
	Measurement				Remeasurement		Measurement
	Category	Amount	Reclassification		ECL		Amount	Category
		MCh$	Ref	MCh$	Ref	MCh$	MCh$
ASSETS
Cash and due from banks	L&R	1,057,393		—		—	1,057,393	AC
Transactions in the course of collection	L&R	255,968		—		—	255,968	AC
Financial assets held-for-trading	FVPL	1,538,578		78,069		—	1,616,647	FVPL
From: Other assets			A	78,069		—
Cash collateral on securities borrowed and reverse repurchase agreements	L&R	91,641		—		—	91,641	AC
Derivative instruments	FVPL	1,247,941		—		—	1,247,941	FVPL
Loans and advance to banks	L&R	760,021			D	(508)	759,513	AC
Loans to customers, net	L&R	24,955,692		—	D	(73,817)	24,881,875	AC
Financial assets available-for-sale	L&R	1,526,315		(1,526,315)		—	N/A
To: Financial instruments at fair value through OCI - Equity			B	(10,252)		—
To: Financial instruments at fair value through OCI- Debt			C	(1,516,063)		—
Financial assets at fair value through OCI		N/A		1,526,315		—	1,526,315	FVOCI
From: Financial assets available-for-sale - Equity			B	10,252		—
From: Financial assets available-for-sale - Debt			C	1,516,063		—
Investments in other companies		35,771		—		—	35,771
Intangible assets		72,455		—		—	72,455
Property and equipment		216,259		—		—	216,259
Investments properties		14,306		—		—	14,306
Current tax assets		23,032		—		—	23,032
Deferred tax assets, net		161,265		—	E	23,200	184,465
Other assets		604,800		(78,069)		—	526,731
To: Financial assets held-for-trading			A	(78,069)		—
TOTAL ASSETS		32,561,437		—		(51,125)	32,510,312

ACAmortized cost

L&RLoans and Receivables

FVPLFair Value through Profit or Loss

FVOCIFair Value through Other Comprehensive Income

	As of December 31, 2017		As of January 1, 2018
	IAS 39						IFRS 9
	Measurement				Remeasurement		Measurement
	Category	Amount	Reclassification		ECL		Amount	Category
		MCh$	Ref	MCh$	Ref	MCh$	MCh$
LIABILITIES
Current accounts and other demand deposits	AC	8,915,706		—		—	8,915,706	AC
Transactions in the course of payments	AC	29,871		—		—	29,871	AC
Cash collateral on securities lent and repurchase agreements	AC	195,392		—		—	195,392	AC
Saving accounts and time deposits	AC	10,067,778		—		—	10,067,778	AC
Derivate instruments	FVPL	1,392,995		—		—	1,392,995	FVPL
Borrowings from financial institutions	AC	1,195,028		—		—	1,195,028	AC
Debt issued	AC	6,488,975		—		—	6,488,975	AC
Other financial obligations	AC	137,163		—		—	137,163	AC
Current tax liabilities		3,453		—		—	3,453
Provisions		194,537	F	11,374	D	11,601	217,512
Employee benefits		86,628		—		—	86,628
Other liabilities		308,563	F	(11,374)		—	297,189
TOTAL LIABILITIES		29,016,089		—		11,601	29,027,690
EQUITY
Attributable to equity holders of the parent:
Capital		2,271,401		—		—	2,271,401
Reserves		809,557		—		—	809,557
Other comprehensive income		127	G	4,249		—	4,376
Retained earnings:				—		—
Retained earnings from previous periods		64,986	G	(4,249)	H	(62,726)	(1,989)
Income for the year		572,080		—		—	572,080
Less:
Provisions for minimum dividend		(172,804)		—		—	(172,804)
Non-controlling interest		1		—		—	1
TOTAL EQUITY		3,545,348		—		(62,726)	3,482,622
TOTAL LIABILITIES AND EQUITY		32,561,437		—		(51,125)	32,510,312

ACAmortized cost

L&RLoans and Receivables

FVPLFair Value through Profit or Loss

FVOCIFair Value through Other Comprehensive Income

(b)Explanatory footnotes to the table “Reclassification and remeasurement of carrying amounts and recognition of ECL upon adoption of IFRS 9”.

Table Ref	Description of classification or remeasurement changes on adoption of IFRS 9 as of January 1, 2018
A

To achieve measurement consistency with reclassified instruments that are measured at fair value through Profit or Loss following adoption of IFRS 9, mutual funds classified as "other assets" with a carrying amount of MCh$78,069 have been designated at FVPL and presented as “Financial assets held-for-trading” as of January 1, 2018.

B

The Bank has elected the option to irrevocably designate its equity instruments available-for-sale as “Financial assets measured at Fair Value through Other Comprehensive Income”.

The fair value of these assets was consistent with the value as of January 1, 2018 and no remeasurement gain or loss has been recognized.

C

Debt instrument with a carrying amount of MCh$1,516,063 as of December 31, 2017 were formerly classified as “Financial assets available-for-sale” and measured at FV under IAS 39. The Bank concluded that these instruments are managed within a business model whose objective is to collect contractual cash flows and sell the financial assets. Accordingly, the Bank has classified these investments as “Financial assets measured at Fair Value through Other Comprehensive Income”.

The fair value of these assets was consistent with the value as of 1 January 2018 and no remeasurement gain or loss has been recognized.

D

Upon adoption of the ECL requirements of IFRS 9, a transition impact of MCh$85,926 was recognized in allowances.

The effect was recognized within “Loans to customer” by MCh$73,817, “Loans and advance to banks” by MCh$508 and “Provisions” by MCh$11,601.

E

Deferred tax assets of MCh$23,200 have been recognized in connection with the adoption and recognition of ECL upon adoption of IFRS 9. More detail of the effect of adopting IFRS 9 on deferred tax assets is set out in the letter (c) immediately below.

F	Reclassifies provisions for contingent loan risks classified as other liabilities as of December 31, 2017.
G

An unrealized loss in Other Comprehensive Income of MCh$5,820 has been reclassified from equity to retained earnings related to ECL allowances calculated over the Financial assets FVOCI (refer to footnote C above), with no overall impact on equity attributable to shareholders.

Additionally, a tax income of MCh$1,571 was transferred from other comprehensive income to retained earnings related to ECL allowances mentioned above.

H

The adoption of IFRS 9 has resulted in a reduction to IFRS consolidated equity as of January 1, 2018 of MCh$62,726 net of tax.

This effect is comprised of implementation of ECL credit loss methodology of MCh$91,746 on a pre-tax basis.

(c)IFRS 9 impact on other comprehensive income and retained earnings:

The table below presents the transition effects recognized in Other Comprehensive Income and Retained Earnings upon adoption of IFRS 9.

Reserves and
retained earnings
MCh$
Unrealized gains (losses) on financial assets at FV through OCI
Closing balance under IAS 39 (December 31, 2017)	9,521
Recognition of ECL under IFRS 9 for debt financial assets at FVOCI	5,820
Deferred tax in relation to the above	(1,571)
Opening balance under IFRS 9 (January 1, 2018)	13,770

Retained earnings from previous periods
Closing balance under IAS 39 (December 31, 2017)	464,262
Recognition of IFRS 9 ECLs for loans and contingent loan risks	(85,926)
Recognition of IFRS 9 ECLs for financial assets at FVOCI	(5,820)
Deferred tax in relation to the above	24,771
Opening balance under IFRS 9 (January 1, 2018)	397,287

Total change in equity due to adopting IFRS 9	(62,726)

(d)Reconciliation of allowances and provisions on adoption of IFRS 9:

The table below provides a reconciliation from the IAS 39 allowances / IAS 37 provisions to the IFRS 9 ECL allowances/provisions recognized as of January 1, 2018 upon adoption of IFRS 9.

	Provision under IAS 39 / IAS 37		ECLs under IFRS 9
	at 31 December 2017	Remeasurement	at 1 January 2018
	MCh$	MCh$	MCh$
Due from banks	(264)	(508)	(772)
Loans to Customers
Commercial loans	(221,229)	(181)	(221,410)
Mortgage loans	(32,015)	(1,762)	(33,777)
Consumer loans	(242,577)	(71,874)	(314,451)
Subtotal due from banks and loans to customers	(496,085)	(74,325)	(570,410)
Financial guarantees	(11,205)	7,273	(3,932)
Letter of credit for customers	(169)	97	(72)
Undrawn credit lines	—	(18,971)	(18,971)
Subtotal contingent loan risks	(11,374)	(11,601)	(22,975)
Debt instruments at fair value through OCI	—	(5,820)	(5,820)
Subtotal financial assets at FVOCI	—	(5,820)	(5,820)
Total Allowances / Provisions	(507,459)	(91,746)	(599,205)